CONCENTRATIONS	6 Months Ended
Jun. 30, 2020
10. CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of June 30, 2020 and December 31, 2019, $2,019,001 and $1,701,662 of the Company’s cash was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. For the six months ended June 30, 2020 and 2019, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

For the six months ended June 30, 2020, two customers accounted for approximately 57.1% and 33.2% of the Company’s total revenue, respectively. For the six months ended June 30, 2019, three customers accounted for approximately 46.0%, 23.7% and 14.9% of the Company’s total revenue, respectively.

As of June 30, 2020, one customer accounted for 96.2% of the total outstanding accounts and contracts receivable balance. As of December 31, 2019, one customer accounted for 82.1% of the total outstanding accounts and contracts receivable balance.

For the six months ended June 30, 2020, three suppliers accounted for approximately 26.2%, 25.6% and 25.4% of the total cost associated with revenue, respectively. For the six months ended June 30, 2019, one supplier accounted for approximately 12.5% of the total cost associated with revenue.